Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

Year #	Summary Compensation Table Total for Principal Executive Officer (“PEO”)	"Compensation Actually Paid" to PEO	Average Summary Compensation Table Total for Non-PEO NEOs [1]	Average "Compensation Actually Paid" to Non-PEO Named Executive Officers (“NEOs”)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return	Net Income (thousands $)
2025	$505,162	$483,884	$292,789	$280,874	$140.17	$420
2024	$333,389	$313,800	$239,720	$220,131	$70.74	$(3,135)
2023	$710,347	$354,112	$300,716	$279,230	$102.62	$1,370

Note 1: Non-PEO consists of Charles Griffith, Chief Financial Officer, and Daniel Barton, Vice President Operations, for 2025 and 2024. 2023 includes Mr. Griffith only but excludes the $20,000 bonus for service as acting PEO in 2023, which is included in the 2023 PEO compensation above, see note (3) to the Summary Compensation Table below.

Officer compensation (both named and un-named) is determined by the Board. In terms of base salary the Board considers the market for similarly situated employees at peer companies and the employee’s overall performance both individually and as it relates to the overall results. Variable compensation considers revenue and profitability during the year as they relate to the financial plan submitted to and approved by the Board prior to the beginning of the fiscal year. Compensation actually paid to the PEO and Non-PEO NEO reflects the actual salaries and other compensation plus the bonus amount accrued for during the year, but paid early in the following year. The Board elected not to consider shareholder return as a factor in results that would impact compensation.

Tax Considerations

Section 162(m) of the Code generally disallows a tax deduction to public companies for compensation over $1,000,000 paid to certain employees, generally the Chief Executive Officer and the four other most highly compensated executive officers. Prior to the passage of the 2017 Tax Cuts and Jobs Act, qualifying performance-based compensation was generally excluded from the deduction limit if certain requirements were met; as a result of changes in the tax law, this previously available exclusion was no longer available after 2018.

In fiscal year 2025, no compensation paid by the Company was non-deductible as a result of the $1,000,000 limitation. Furthermore, the Board of Directors believes that, given the general range of salaries and bonuses for executive officers of the Company, the $1,000,000 threshold of Section 162(m) of the Code will not be reached by any executive officer of the Company in the foreseeable future. Accordingly, the Board has not formulated a policy to address non-qualifying compensation or the elimination of the performance-based compensation exclusion.

Say on Pay Proposal and Votes

As discussed under Proposal 2 below, stockholders will have the opportunity to cast their vote at the Meeting on the compensation of the Company’s named executive officers as described in this Proxy Statement. The advisory vote will not be binding on the Compensation Committee or the Board. However, the Compensation Committee and the Board will review the voting results and any concerns raised by stockholders will be considered when determining future compensation arrangements and making decisions about future compensation programs and practices. The Board and Compensation Committee also may consult directly with stockholders to better understand any issues and concerns.

Policy for Granting Certain Option Awards

In October 2025, the Company added a provision to its policy regarding the granting of stock options. This provision states that stock option grants approved during a blackout period will not become effective until the first business day following the end of such blackout period.  On February 28, 2025, prior to the adoption of this provision, the Company granted stock options for the purchase of 190,000 shares of Common Stock, which included stock options for the purchase of 75,000 shares to members of the Board of Directors, stock options for the purchase of 39,000 shares of Common Stock to  named executive officers and stock options for the purchase of 76,000 shares of Common Stock  to other employees.

PEO Total Compensation Amount	$ 505,162	$ 333,389	$ 710,347
PEO Actually Paid Compensation Amount	483,884	313,800	354,112
Non-PEO NEO Average Total Compensation Amount	292,789	239,720	300,716
Non-PEO NEO Average Compensation Actually Paid Amount	280,874	220,131	279,230
Total Shareholder Return Amount	140.17	70.74	102.62
Net Income (Loss)	$ 420,000	$ (3,135,000)	$ 1,370,000